EQUITY INCENTIVE PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Incentive Plan
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s stock option plan and changes for the quarter ended March 31, 2025 is as follows:

	Number of options	Weighted average exercise price
Balance - beginning of the year	7,456,500	$0.0518
Granted	-	-
Exercised	-	-
Cancelled	-	-
Balance - end of period	7,456,500	$0.0518

A summary of the Company’s equity incentive plan options and changes during the year ended December 31, 2024 is as follows:

	Number of Options	Weighted average exercise price
Balance January 1, 2023	7,456,500	0.0518
Granted	-	-
Exercised	-	-
Cancelled	-	-
Balance December 31, 2023	7,456,500	0.0518
No activity	-
Balance December 31, 2024	7,456,500	$0.0518